Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of income tax (expense) benefit

	Year Ended December 31,
	2019	2018	2017
	(€ in thousands)
Current tax expense	--	--	--
Deferred tax (expense) benefit	(9)	(11)	(80)
Total	(9)	(11)	(80)

Sources of deferred tax assets and liabilities

	December 31,
	2019		2018
	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	--	(8)	1	(18)
Other receivables and current assets	1,050	(118)	959	(62)
Inventories	11	--	22	(10)
Property, Plant & Equipment	99	(603)	329	(85)
Trade liabilities	206	--	231	--
Current financial liabilities	1,020	(110)	209	--
Current financial assets	--	(710)	3	(624)
Other current liabilities and provisions	19	(887)	204	(729)
Contract liabilities	247	(247)	17	(141)
Non-current financial liabilities	--	--	--	(76)
Intangible assets	--	(1)	--	(1)
Tax losses carried forward	227	--	113	--
Valuation allowance	(265)	--	(418)	--
Tax assets (liabilities)	2,615	(2,684)	1,670	(1,746)
Set off of tax	(2,615)	2,615	(1,670)	1,670
Net tax	--	(69)	--	(76)

Reconciliation of income tax benefit (expense)

	Year Ended December 31,
	2019	2018 (1)	2017 (2) (3)
	(€ in thousands)
Loss before tax	(14,222)	(8,753)	(8,474)
Tax expense at prevailing statutory rate (28%)	3,982	2,451	2,373
Non-deductible expenses	(447)	(196)	(326)
Non-taxable income	--	242	266
Tax-rate related differences	(198)	(128)	(139)
Unrecognized temporary differences and tax losses	(3,346)	(2,380)	(2,254)
Income tax expense	(9)	(11)	(80)